Income Tax - Schedule of Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Major components of tax expense (income) [abstract]
Non-capital loss carry-forward	$ 17	$ 10,478
Financing costs	1,019	2,136
Other deferred tax assets	244	455
Unrecognized deferred income tax assets	$ 1,280	$ 13,069